Cash Distributions and Earnings Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Jan. 23, 2015	Apr. 24, 2015	Jun. 30, 2015	Jul. 22, 2015
Description of the distribution amount per unit for all classes of units			The amount of the minimum quarterly distribution is $0.4125 per unit or $1.65 per unit per year and is made in the following manner:First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters; Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.
Annual cash distribution per unit			$ 1.65
Quarterly cash distribution declared per unit	$ 0.1973	$ 0.4125		$ 0.4125
Aggregate amount of cash distributions paid	$ 3,761	$ 7,865		$ 8,536
Description of loss allocation			Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
Common and subordinated units
Net loss allocated to each class of unit			98.00%
Dividend payable date	Feb. 12, 2015	May 12, 2015		Aug. 12, 2015
General Partner
Net loss allocated to each class of unit			2.00%
Dividend payable date	Feb. 09, 2015	May 06, 2015		Aug. 06, 2015